13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2007

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      November 14, 2007
Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	96
Form 13F Information Table Value Total: 	$431150

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      248     2652 SH       SOLE                     2652
99 Cents Only Stors            COM              65440k106      205     1998 SH       SOLE                     1998
Abbott Laboratories            COM              002824100    13561   252908 SH       SOLE                   252908
Adobe Systems Inc              COM              00724f101     1907    43673 SH       SOLE                    43673
Alcatel Lucent ADR             SPONSORED ADR    013904305      171    16823 SH       SOLE                    16823
Alliance Bernstein Inc Fund    COM              01881e101       83    10000 SH       SOLE                    10000
American International Group   COM              026874107    13562   200468 SH       SOLE                   200468
Amgen                          COM              031162100      849    15009 SH       SOLE                    15009
Anadarko Petroleum Corp        COM              032511107    14233   264792 SH       SOLE                   264792
Anheuser Busch Co Inc          COM              035229103      291     5815 SH       SOLE                     5815
Apollo Group Inc CL A          CL A             037604105    16993   282506 SH       SOLE                   282506
Arrowhead Research Corp        COM              042797100      101    20000 SH       SOLE                    20000
Automatic Data Processing      COM              053015103     9096   198040 SH       SOLE                   198040
Avnet Inc                      COM              053807103      216     5412 SH       SOLE                     5412
Bank of America Corp           COM              060505104      379     7552 SH       SOLE                     7552
Barrick Gold Corp              COM              067901108      335     8326 SH       SOLE                     8326
Berkshire Hathaway Inc Cl A    CL A             084670108     1541       13 SH       SOLE                       13
Berkshire Hathaway Inc Cl B    CL B             084670207      245       62 SH       SOLE                       62
BlackRock Floating Income St   COM              09255x100     2474   144931 SH       SOLE                   144931
Boeing Company                 COM              097023105      272     2589 SH       SOLE                     2589
BP Plc Spon Adr                SPONSORED ADR    055622104      388     5600 SH       SOLE                     5600
Cadbury Schweppes ADR F        ADR              127209302    15383   330667 SH       SOLE                   330667
Caterpillar Inc                COM              149123101      211     2694 SH       SOLE                     2694
Chevron Texaco Corp            COM              166764100      871     9311 SH       SOLE                     9311
Cisco Systems Inc.             COM              17275r102    11958   360934 SH       SOLE                   360934
Citigroup Inc                  COM              172967101     9684   207508 SH       SOLE                   207508
Cohen & Steers Slct Util Fd    COM              19248a109      666    25532 SH       SOLE                    25532
Colgate Palmolive              COM              194162103      283     3972 SH       SOLE                     3972
Conoco Philips                 COM              20825c104      279     3184 SH       SOLE                     3184
Costco                         COM              22160k105      359     5854 SH       SOLE                     5854
CVB Financial Corp             COM              126600105      239    20421 SH       SOLE                    20421
Deere & Co                     COM              204199105      270     1821 SH       SOLE                     1821
Dell Inc                       COM              24702r101    17237   624542 SH       SOLE                   624542
Devon Energy Corp              COM              25179m103    13460   161785 SH       SOLE                   161785
Diageo ADR                     SPON ADR NEW     25243q205    17215   196222 SH       SOLE                   196222
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      914    45775 SH       SOLE                    45775
Evergreen Managed Income Fund  COM              30024y104     4774   291457 SH       SOLE                   291457
Exxon Mobil Corp               COM              30231g102     2133    23040 SH       SOLE                    23040
Fannie Mae                     COM              313586109     9045   148738 SH       SOLE                   148738
Fiduciary Claymore Dynm EQ F   COM              31647t100      408    22585 SH       SOLE                    22585
Freddie Mac                    COM              313400301    13539   229443 SH       SOLE                   229443
General Electric Company       COM              369604103    14840   358454 SH       SOLE                   358454
GoldCorp Inc                   COM              380956409      725    23715 SH       SOLE                    23715
Google Inc Class A             CL A             38259p508      204      359 SH       SOLE                      359
Hewlett Packard Company        COM              428236103      339     6812 SH       SOLE                     6812
Home Depot Inc                 COM              437076102    11138   343332 SH       SOLE                   343332
Ibasis Inc                     COM              450732201      317    29533 SH       SOLE                    29533
Int'l Business Machines Corp   COM              459200101      433     3673 SH       SOLE                     3673
Intel Corp.                    COM              458140100      415    16065 SH       SOLE                    16065
International Game Technology  COM              459902102    16588   384876 SH       SOLE                   384876
Johnson & Johnson              COM              478160104      527     8015 SH       SOLE                     8015
JPMorgan Chase                 COM              46625h100      674    14706 SH       SOLE                    14706
Kinross Gold Corp              COM NO PAR       496902404      164    10917 SH       SOLE                    10917
Level 3 Communications Com     COM              52729n100     8539  1836325 SH       SOLE                  1836325
Liberty Media Holding Int A    INT COM SER A    53071m104     4436   230913 SH       SOLE                   230913
McDonalds Corporation          COM              580135101      347     6375 SH       SOLE                     6375
Microsoft Corp.                COM              594918104    17540   595392 SH       SOLE                   595392
Nalco Chemical Company         COM              62985q101    11214   378196 SH       SOLE                   378196
National Oilwell Varco Inc     COM              637071101      792     5480 SH       SOLE                     5480
Neuberger Berman CA Int Mun    COM              64123c101      366    27200 SH       SOLE                    27200
Newmont Mining Corp            COM              651639106      259     5800 SH       SOLE                     5800
Nextwave Wireless Inc          COM              65337y102     2053   358881 SH       SOLE                   358881
Novartis AG ADR                SPONSORED ADR   	66987V109    13997   254679 SH       SOLE                   254679
Nuveen CA Muni Value Fund      COM              67062c107     4369   466263 SH       SOLE                   466263
Nuveen CA Municipal Market Op  COM              67062U107      178    12600 SH       SOLE                    12600
Nuveen NJ Investment Qual Muni COM              670971100      255    18700 SH       SOLE                    18700
Nuveen NJ Premium Inc Muni     COM              67101n106      387    28100 SH       SOLE                    28100
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     2170   159671 SH       SOLE                   159671
Oracle Corp                    COM              68389x105      887    40980 SH       SOLE                    40980
PCM Fund Inc                   COM              69323t101     6902   622402 SH       SOLE                   622402
Pepsico Inc                    COM              713448108    13779   188086 SH       SOLE                   188086
Pfizer Inc.                    COM              717081103      375    15336 SH       SOLE                    15336
Pimco CA Municipal Inc Fd III  COM              72201c109      623    43900 SH       SOLE                    43900
Pimco Floating Rate Strtgy F   COM              72201j104     3458   199885 SH       SOLE                   199885
Principal Financial Group      COM              74251v102      201     3200 SH       SOLE                     3200
Procter & Gamble Co            COM              742718109      395     5621 SH       SOLE                     5621
Qualcomm Inc                   COM              747525103    33060   782291 SH       SOLE                   782291
Royal Dutch Shell Plc - Adr A  SPON ADR A       780259206      359     4364 SH       SOLE                     4364
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103      329     2158 SH       SOLE                     2158
Samaritan Pharimaceuticals     COM              79586q108        9    13000 SH       SOLE                    13000
Sclumberger LTD.               COM              806857108      475     4520 SH       SOLE                     4520
Silver Standard Resources      COM              82823l106      205     5500 SH       SOLE                     5500
Smith International            COM              832110100     1456    20392 SH       SOLE                    20392
Southern Company               COM              842587107      290     8000 SH       SOLE                     8000
SVB Financial Group            COM              78486q101     1155    24398 SH       SOLE                    24398
Target Corporation             COM              87612e106      257     4045 SH       SOLE                     4045
Texas Instruments Inc          COM              882508104      286     7822 SH       SOLE                     7822
Time Warner Inc                COM              887317105      212    11555 SH       SOLE                    11555
United Technologies Corp       COM              913017109      266     3311 SH       SOLE                     3311
Verizon Communication          COM              92343v104      401     9066 SH       SOLE                     9066
Wal Mart Stores Inc            COM              931142103    10958   251041 SH       SOLE                   251041
Walt Disney Co                 COM DISNEY       254687106     9870   287010 SH       SOLE                   287010
Washington Mutual Inc          COM              939322103    12583   356367 SH       SOLE                   356367
Waste Management Inc           COM              94106l109     8728   231274 SH       SOLE                   231274
Wells Fargo & Company          COM              949746fa4      373    10463 SH       SOLE                    10463
Western Union                  COM              959802109    13914   663516 SH       SOLE                   663516